Stockholders Equity - Reconciliation of Changes in Class A and Class B Common Shares Outstanding (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 06, 2017
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares outstanding	28,522,000	24,960,000	23,338,000	23,338,000	23,337,705
Shares issued for equity-based compensation awards	109,000	176,000
Shares issued for purchase consideration	127,000
Redemption of common units of FAH, LLC	3,326,000
Class B Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares outstanding	20,281,000	23,584,000	24,976,000	24,976,000	24,975,932
Redemption of common units of FAH, LLC	(3,303,000)
Class A and Class B Common Shares Outstanding [Member]
Class Of Stock [Line Items]
Common stock, shares outstanding	48,803,000		48,314,000